Concentration and risks (Tables)	12 Months Ended
Dec. 31, 2020
Customer risk
Concentration and risks
Schedule of concentration and risks

	For the Year
	Ended
	December 31,
Revenues	2018	2019	2020
Customer A	13%	*	*
Customer B	*	*	14%

	As of
	December 31,
Accounts receivable, net	2019	2020
In aggregate of Customer C,D,E	31%	44%

Supplier risk
Concentration and risks
Schedule of concentration and risks

	As of
	December 31,
Accounts payable	2019	2020
Supplier I	36%	34%
Supplier II	17%	21%
*	The percentage was below 10% for the period.